UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.    Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST YieldShares High Income ETF

Semi-Annual Report

June 30, 2014
(Unaudited)

YieldShares
High Income ETF
Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Approval of Advisory Agreements & Board Considerations	14
Disclosure of Fund Expenses	16
Supplemental Information	17

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares
High Income ETF
Schedule of Investments
June 30, 2014 (Unaudited)

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.5%
Asset Allocation — 15.0%
BlackRock Real Asset Equity Trust	124,134	$1,165,618
BlackRock Resources & Commodities Strategy Trust	223,182	2,769,689
GAMCO Global Gold Natural Resources & Income Trust	286,903	3,150,195
Nuveen Diversified Currency Opportunities Fund	235,209	2,641,397
		9,726,899
Equity — 56.5%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	144,005	2,708,734
Alpine Total Dynamic Dividend Fund	303,786	2,709,771
BlackRock Enhanced Capital and Income Fund	87,640	1,290,937
BlackRock Enhanced Equity Dividend Trust	102,319	858,456
BlackRock Global Opportunities Equity Trust	170,986	2,573,339
BlackRock International Growth and Income Trust	315,361	2,598,575
Cohen & Steers Limited Duration Preferred and Income Fund	72,319	1,841,242
Eaton Vance Risk-Managed Diversified Equity Income Fund	228,037	2,631,547
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	182,178	2,687,126
Eaton Vance Tax-Managed Diversified Equity Income Fund	235,872	2,759,702
Eaton Vance Tax -Managed Global Buy Write Opportunities Fund	211,058	2,693,100
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	257,379	2,669,020
Flaherty & Crumrine Preferred Securities Income Fund	98,478	$1,930,169
Gabelli Equity Trust	330,024	2,485,081
Nuveen Equity Premium Opportunity Fund	105,073	1,350,188
Voya Global Equity Dividend and Premium Opportunity Fund	288,911	2,802,437
		36,589,424
Fixed Income — 28.0%
Aberdeen Asia-Pacific Income Fund	162,418	1,019,985
BlackRock Credit Allocation Income Trust	151,223	2,079,316
BlackRock Multi-Sector Income Trust	123,352	2,282,012
Eaton Vance Limited Duration Income Fund	96,117	1,497,503
MFS Intermediate Income Trust	494,858	2,612,850
PIMCO Corporate & Income Opportunity Fund	128,467	2,421,603
PIMCO High Income Fund	214,165	2,919,069
PIMCO Income Strategy Fund II	68,272	755,088
Wells Fargo Advantage Multi-Sector Income Fund	39,374	586,673
Western Asset Emerging Markets Debt Fund	108,390	1,992,208
		18,166,307
Total Closed-End Funds
(Cost $62,023,260)		64,482,630

Total Investments — 99.5%
(Cost $62,023,260)		$64,482,630

Percentages are based on Net Assets of $64,777,980.

As of June 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended June 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments at Cost	$62,023,260
Investments at Fair Value	$64,482,630
Cash	208,650
Dividends Receivable	110,467
Total Assets	64,801,747

Liabilities:
Payable Due to Adviser	23,767
Total Liabilities	23,767

Net Assets	$64,777,980

Net Assets Consist of:
Paid-in Capital	$62,184,284
Distributions in Excess of Net Investment Income	(94,191)
Accumulated Net Realized Gain on Investments	228,517
Net Unrealized Appreciation on Investments	2,459,370
Net Assets	$64,777,980

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,650,000
Net Asset Value, Offering and Redemption Price Per Share	$24.44

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Operations
For the six-month period ended June 30, 2014 (Unaudited)

Investment Income:
Dividend Income	$1,626,010
Total Investment Income	1,626,010

Expenses:
Advisory Fees	88,201
Total Expenses	88,201

Net Investment Income	1,537,809

Net Realized and Unrealized Gains on Investment:
Net Realized Gain on Investments	235,137
Net Change in Unrealized Appreciation on Investments	2,008,294
Net Realized and Unrealized Gain on Investments	2,243,431

Net Increase in Net Assets Resulting from Operations	$3,781,240

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Changes in Net Assets

	Six-Month Period Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013(2)	Period Ended April 30, 2013(1)
Operations:
Net Investment Income	$1,537,809	$252,586	$25,410
Net Realized Gain on Investments and Foreign Currency Transactions	235,137	158,473	170,588
Net Unrealized Appreciation on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,008,294	304,046	147,030
Net Increase in Net Assets Resulting from Operations	3,781,240	715,105	343,028

Distributions to Shareholders:
Investment Income	(1,632,000)	(261,546)	(23,757)
Capital Gains	—	(86,046)	(28,800)
Return of Capital	—	(101,782)	—
Total Distributions to Shareholders	(1,632,000)	(449,374)	(52,557)

Capital Share Transactions:
Issued	42,956,038	20,523,000	2,000,000
Redeemed	(1,172,500)	(1,108,500)	(1,125,500)
Increase in Net Assets from Capital Share Transactions	41,783,538	19,414,500	874,500

Total Increase in Net Assets	43,932,778	19,680,231	1,164,971

Net Assets:
Beginning of Period	20,845,202	1,164,971	—
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $(94,191), $— and $(—)	$64,777,980	$20,845,202	$1,164,971

Share Transactions:
Issued	1,800,000	900,000	100,000
Redeemed	(50,000)	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,750,000	850,000	50,000

(1)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(2)	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013 the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Financial Highlights

Selected Per Share Data & Ratios
For the six-month period ended June 30, 2014 (Unaudited) and the periods ended December 31, 2013 and April 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
YieldShares High Income ETF†
2014**	$23.16	$1.03	$1.27	$2.30	$(1.02)	$—	$—	$(1.02)	$24.44	10.18%	$64,778	0.50	%(4)(6)	8.72	%(4)(6)	21%
2013‡	$23.30	$0.89	$0.10	$0.99	$(0.92)	$(0.10)	$(0.11)	$(1.13)	$23.16	4.40%	$20,845	0.50	%(4)(6)	5.80	%(4)(6)	0%
2013(3)	$20.00	$0.41	$3.95	$4.36	$(0.48)	$(0.58)	$—	$(1.06)	$23.30	21.93%	$1,165	0.50	%(4)	2.07	%(4)	42%

*	Per share data calculated using average shares method.

**	For the six-month period ended June 30, 2014.

†	Formerly, Sustainable North American Oil Sands ETF.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)
Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)
These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013 the Fund changed its name, underlying index and investment objective. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the Sustainable North American Oil Sands Index®. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. The previous fiscal year end was April 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six-month period ended June 30, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended June 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided from in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund.

Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of June 30, 2014:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$1,222,000	$500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust may also be officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective June 21, 2013, under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee. Prior to June 21, 2013 the annual fee rate was 0.055%.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the periods ended June 30, 2014, April 30, 2013 and December 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers or employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
YieldShares High Income ETF	$8,601,184	$7,556,332

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six-month period ended June 30, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$41,620,751	$1,150,003	$69,801

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended April 30, 2013 and December 31, 2013 were as follows:

YieldShares High Income ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2013(1)	$282,157	$65,435	$101,782	$449,374
2013(2)	52,557	—	—	52,557

(1)	For the period May 1, 2013 to December 31, 2013.

(2)	For the period June 1, 2012 (commencement of operations) to April 30, 2013.

As of December 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

YieldShares High Income ETF
Post October Losses	$(190)
Unrealized Appreciation	444,646
Total Distributable Earnings	$444,456

Post October losses represent losses realized on investment transactions from October 31, 2013 through December 31, 2013 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
YieldShares High Income ETF	$62,023,260	$2,569,539	$(110,169)	$2,459,370

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2014 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the

Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

7. OTHER

At June 30, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

YieldShares
High Income ETF
Approval of Advisory Agreements & Board Considerations
(Unaudited)

At a meeting held on February 18, 2014 (the “Meeting”), the Board of Trustees (the “Board”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)(the “Independent Trustees”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the renewal of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of YieldShares High Income ETF (the “Fund”) and 2) a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), on behalf of the Fund.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. The Board uses this information, as well as other information that the Adviser, Sub-Adviser and other service providers may submit to the Board, to help decide whether to renew the Agreements for an additional year.

Consistent with these responsibilities, prior to the Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits and other benefits to be realized by the Adviser and the Sub-Adviser and their affiliates from their relationships with the Fund; (iv) the respective personnel and operations of the Adviser and the Sub-Adviser; (v) the extent to which economies of scale would be realized as the Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of the Fund’s shareholders, as discussed in further detail below.

At the Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s advisory fees and other aspects of the Agreements. Among other things, representatives from the Adviser provided an overview of the Adviser’s organizational structure, personnel, operations and financial condition, including profitability. A representative from the Sub-Adviser also discussed the services it provides to the Fund, specifically executing purchase and sale transactions in the Fund. The representative provided an overview of the Sub-Adviser’s operations and discussed brokerage commissions charged to the Fund, including average commission rate and use of soft dollars, as well as the Sub-Adviser’s process for brokerage allocation, including the factors the Sub-Adviser considers when selecting brokers. The Board then discussed the written materials that it received before the Meeting, the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the Meeting, and deliberated on the renewal of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Adviser and the renewal of the Agreements. The Board, including the Independent Trustees, did not identify any single factor or piece of information as all-important, determinative or controlling of its decision.

YieldShares
High Income ETF
Approval of Advisory Agreements & Board Considerations
(Unaudited) (Concluded)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services provided to the Fund. The most recent Forms ADV for the Adviser and the Sub-Adviser were also provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the individuals primarily responsible for the day-to-day management of the Fund.

The Board also considered the Adviser and the Sub-Adviser’s overall quality of personnel, operations, and financial condition, investment advisory capabilities, and information concerning each firm’s compliance function, operational capabilities and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Fund’s inception. The Board noted that the indexed investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the Fund achieved their investment objectives as a passively managed index fund. In that regard, the Sub-Adviser provided information regarding factors impacting the performance of the Fund, including construction of its underlying index and addition and deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking and tracking error, noting that the Fund satisfactorily tracked its underlying index.

Cost of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory and sub-advisory fees payable with respect to the Fund are reasonable, the Board reviewed a report of the advisory fees paid by the Fund to the Adviser and the sub-advisory fees paid by the Adviser to the Sub-Adviser, the costs and other expenses incurred by the Adviser and the Sub-Adviser in providing advisory services, and the profitability analysis with respect to the Fund. The Board also reviewed reports comparing the advisory fee paid by the Fund to those paid by comparable funds and noted that the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds. The Board noted that the Fund invested in shares of closed-end funds and gave consideration to the fact that the Fund indirectly bears the fees and expenses of the underlying funds in which it invests. The Board concluded for the Fund that the advisory fee appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale were realized during the current contract period, but concluded that no significant economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser provide to the Fund; and (c) agreed to approve the Agreements for another year.

YieldShares
High Income ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$1,000.00	$1,101.80	0.50%	$2.61
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half period shown).

YieldShares
High Income ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-SA-001-0200

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: September 5, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary
Date: September 5, 2014